Offerings	Mar. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, 2020 Stock Option and Incentive Plan
Amount Registered | shares	7,132,940
Proposed Maximum Offering Price per Unit	5.41
Maximum Aggregate Offering Price	$ 38,589,205.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,329.17
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), which become issuable under the under the 2020 Stock Option and Incentive Plan (the "2020 Plan") and 2025 Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The amount registered represents shares of Common Stock available for future issuance pursuant to an automatic increase to the number of shares available for issuance under the 2020 Plan of 7,132,940 effective as of January 1, 2026 (the "Evergreen Increase"). Shares available for issuance under the 2020 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on January 14, 2021 (File No. 333-252103) and March 27, 2025 (File No. 333-286148). The price of $5.41 per share, which is the average of the high and low sale prices of the Common Stock on the Nasdaq Capital Market on March 6, 2026, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, 2025 Inducement Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	5.41
Maximum Aggregate Offering Price	$ 10,820,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,494.24
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), which become issuable under the under the 2020 Stock Option and Incentive Plan (the "2020 Plan") and 2025 Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The price of $5.41 per share, which is the average of the high and low sale prices of the Common Stock on the Nasdaq Capital Market on March 6, 2026, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act. The amount registered represents 2,000,000 shares of Common Stock reserved for issuance under the Inducement Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, 2025 Inducement Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	5.17
Maximum Aggregate Offering Price	$ 10,340,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,427.95
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), which become issuable under the under the 2020 Stock Option and Incentive Plan (the "2020 Plan") and 2025 Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The amount registered represents shares of Common Stock subject to awards outstanding under the Inducement Plan. The price of $5.17 per share is based on the weighted-average exercise price of the outstanding options granted under the Inducement Plan.